Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund
CUTWATER HIGH YIELD FUND
Investment Objective
The Cutwater High Yield Fund (the "High Yield Fund") seeks high total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater High Yield Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater High Yield Fund		Class A	Class C	Institutional Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.31%	2.06%	1.06%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater High Yield Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	528	799
Class C	209	646
Institutional Class	1,081	3,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Summary of Principal Investment Strategies
The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities.  "High yield" or "below-investment grade" securities are securities rated lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's") or "BBB-"
by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings Ltd.
("Fitch") or, if unrated, determined by Cutwater Investor Services Corp. d/b/a
Cutwater Asset Management ("Cutwater" or the "Adviser") to be of comparable quality.  The portfolio is expected to have an average duration of between 2 and
6 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.  For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.  The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may invest in derivative instruments, including but not limited to (i)
investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund's investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund's investment objective and strategy.  Up to 20% of the Fund's assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection.  The
Adviser will look for opportunities based on the relative value of securities.
The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength.  External, third-party credit research and related credit tools will supplement the Adviser's internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both.  The Adviser may sell securities in anticipation of market declines or credit downgrades.  In addition, the Adviser may sell securities to make cash available for new investment opportunities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk:  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o  Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk:  The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.
Performance Information
The Fund's performance is only shown when the Fund has had a full calendar year of operations.